Consolidated Balance Sheets - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	¥ 95,982	¥ 188,980
Term deposits and short term investments	1,049,555	1,309,028
Restricted cash	9,055	15,618
Accounts receivable, net	428,587	456,935
Amounts due from related parties	46,215	57,079
Prepayments and other current assets	32,257	49,363
Total current assets	1,661,651	2,077,003
Non-current assets:
Property and equipment, net	13,091	29,051
Intangible assets, net	29,126	22,495
Available-for-sale debt investments	304	29,401
Equity investments, net	114,389	111,128
Deferred income tax assets, net	89,060	92,189
Operating lease right-of-use assets, net	103,551	41,361
Other non-current assets	19,652	3,218
Total non-current assets	369,173	328,843
Total assets	2,030,824	2,405,846
Current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB345,561 and RMB310,694 as of December 31, 2021 and 2022, respectively. Note 1) :
Accounts payable	176,956	217,172
Amounts due to related parties	64,733	34,735
Advances from customers	31,942	33,461
Taxes payable	183,525	412,776
Salary and welfare payable	94,484	119,812
Accrued expenses and other current liabilities	89,042	123,243
Operating lease liabilities	23,639	25,780
Total current liabilities	664,321	966,979
Non-current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB32,169 and RMB49,000 as of December 31, 2021 and 2022, respectively. Note 1) :
Deferred tax liabilities		1,312
Long-term liabilities	20,333	28,330
Operating lease liabilities	80,947	20,070
Total non-current liabilities	101,280	49,712
Total liabilities	765,601	1,016,691
Commitments and contingencies (Note 20)
Shareholders’ equity:
Additional paid-in capital	1,636,822	1,629,014
Statutory reserves	99,547	98,482
Accumulated deficits	(411,074)	(300,357)
Accumulated other comprehensive loss	(45,402)	(39,308)
Total Phoenix New Media Limited shareholders’ equity	1,319,445	1,427,383
Noncontrolling interests	(54,222)	(38,228)
Total shareholders’ equity	1,265,223	1,389,155
Total liabilities and shareholders’ equity	2,030,824	2,405,846
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	17,499
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053	¥ 22,053